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March 3, 2006

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

Re: Report on Form 10-K

Pursuant to Section 13 or 15(d) of the Securities and Exchange Act of 1934, one copy of Manor Care, Inc.'s Annual Report on Form 10-K for the year ended December 31, 2005 is being transmitted herewith. There was no change in accounting principles from the preceding year.

Sincerely,

/s/ Spencer C. Moler

Spencer C. Moler
Vice President and Controller